OTHER CURRENT LIABILITIES (Schedule of other current liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued salaries and fringe benefits	$ 47,274	$ 41,024
Accrued warranty costs	13,992	11,238
Governmental institutions	39,148	14,282
Governments grants payables	1,116	1,230
Other	656	259
Other current liabilities	$ 102,186	$ 68,033